Income Tax - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Withholding tax on undistributed earnings	1,276	905
Income tax expenses	4,052	3,797	2,600
Income tax reverse	782
Unrecognized tax benefits	177	177	173
Beijing Champion Hi-Tech Co Ltd (Beijing Champion)
Income Tax Disclosure [Line Items]
Preferential income tax rate		15.00%	15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%	15.00%	15.00%
China Distance Education Limited (CDEL Hong Kong)
Income Tax Disclosure [Line Items]
Withholding tax rate	5.00%
Withholding tax on undistributed earnings	1,276	905
Income tax expenses	371	271	634